Financial instruments - Schedule of Estimated Fair Value and Carrying Value (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Level 2 | Carrying Amount (Liability)
Derivative [Line Items]
Senior unsecured notes - public (note 12)	$ (1,000.0)	$ (1,000.0)
Level 2 | Carrying Amount (Liability) | Term loan & revolver (note 12)
Derivative [Line Items]
Senior unsecured notes - public (note 12)	(1,071.7)	(1,495.6)
Level 2 | Carrying Amount (Liability) | Other financing arrangements (note 15)
Derivative [Line Items]
Senior unsecured notes - public (note 12)	(7,751.8)	(4,656.5)
Level 2 | Fair Value (Liability)
Derivative [Line Items]
Senior unsecured notes - public (note 12)	(1,008.1)	(989.7)
Level 2 | Fair Value (Liability) | Term loan & revolver (note 12)
Derivative [Line Items]
Senior unsecured notes - public (note 12)	(1,086.9)	(1,498.1)
Level 2 | Fair Value (Liability) | Other financing arrangements (note 15)
Derivative [Line Items]
Senior unsecured notes - public (note 12)	(7,820.6)	(4,591.2)
Level 1 | Carrying Amount (Liability)
Derivative [Line Items]
Senior unsecured notes - public (note 12)	(802.4)	(828.1)
Level 1 | Fair Value (Liability)
Derivative [Line Items]
Senior unsecured notes - public (note 12)	$ (716.8)	$ (677.9)